INCOME TAX (BENEFIT)/EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Benefitexpense
Schedule of Current and Deferred Components of Income Tax

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Current income tax expense/(benefit)	3,817	(4,436)	2,294	361
Deferred income tax (benefit)/expense	(5,191)	(5,694)	(159)	(25)

Total	(1,374)	1,258	2,135	336

Schedule of Loss Before Income Tax from Continuing Operations

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

PRC	(45,335)	(1,214)	(4,669)	(734)
BVI	(3,824)	25,442	(48,106)	(7,569)
Hong Kong	(143)	(49)	(61)	(10)

Total (loss)/profit before income tax for the year	(49,302)	24,179	(52,836)	(8,313)

Schedule of Reconciliation of Income Taxes from Continuing Operations

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

(Loss)/profit before income tax for the year	(49,302)	24,179	(52,836)	(8,313)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax (benefit)/expense	(12,325)	6,045	(13,209)	(2,078)
Effect of different tax rates of the Company and certain subsidiaries	966	(1,186)	6,937	1,091
Tax losses with no deferred tax assets recognized	468	1,067	1,770	278
Non-deductible expenses
- Impairment of goodwill	7,870	—	—	—
- Other non-deductible expenses	153	196	122	19
Deductibility of statutory income/(expense)	1,117	(903)	—	—
Utilization of previously unrecognized deductible temporary differences	—	(50)	(150)	(24)
Write-off of unrecoverable deferred tax assets previously recognized	—	—	2,987	470
Preferential tax rate	360	2,038	2,215	348
Current and deferred tax rate differences	(436)	(488)	—	—
Others*	453	(5,461)*	1,463	232

Income tax (benefit)/expense	(1,374)	1,258	2,135	336

*	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for Implementing the Corporate Income Tax Law of the PRC and penalties for overdue income tax payment.

Schedule of Deferred Tax Liabilities

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

As of January 1	4,042	7,319	8,378	1,318
Additions based on tax positions	3,277	1,059	—	—

As of December 31	7,319	8,378	8,378	1,318